Note 26 - Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
26.	SUBSEQUENT EVENT

i) On March 10, 2015, the Group collected approximately $2.1 million (RMB13 million, equivalently) from Langfang Developer.

ii) On March 30, 2015, the Group signed a sale & purchase agreement with a third party, to transfer the 100% ordinary shares of iSTAR Futures and iSTAR Wealth Management. The completion of this transaction was still subject to conditions, including but not limited to obtaining the approvals and consents of CSRC and Securities and Futures Commission of Hong Kong. The consideration of this transaction is approximately $6.5 million (HK$50.7 million, equivalently). As of April 15, 2015, the Group has collected approximately $5.4 million and the remainder will be expected to be collected after getting approval from CSRC and Securities and Futures Commission of Hong Kong.

iii) In April, 2015, the Company collected $2,168,868, the remaining consideration related to the sale of Ocean Butterflies Holdings Inc.